Subsequent Events (Details Textual) - USD ($)			1 Months Ended				12 Months Ended
	Feb. 10, 2016	Jan. 06, 2016	Feb. 29, 2016	Jan. 31, 2016	Jan. 25, 2016	Jul. 10, 2014	Dec. 31, 2015	Dec. 11, 2015
Subsequent Event [Line Items]
Debt Instrument, Maturity Date						Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							768,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.65
Taglich Brothers, Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.715
Warrants Issued to Purchase of Common Stock, Shares							11,258
Debt Conversion, Converted Instrument, Shares Issued							24,124
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 10,800
Convertible Promissory Notes [Member] | Taglich Brothers, Inc [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount							10,800
Accrued Interest [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount							366,484
Accrued Interest [Member] | Taglich Brothers, Inc [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount							$ 2,709
December Offering [Member]
Subsequent Event [Line Items]
Warrant Expiration Term							five years
Sale of Stock, Number of Shares Issued in Transaction							1,666,666
Sale of Stock, Price Per Share								1.20
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.65	$ 0.65
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	210,000			250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.96			$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 174,748			$ 196,250
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				69,433
Share-based Compensation, Total				$ 62,500
Subsequent Event [Member] | A. Michael Chretien [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.007
Warrants Issued to Purchase of Common Stock, Shares			500,000
Shares Issued During Period, Value Upon Exercise Of Warrants			$ 3,500
Subsequent Event [Member] | Jackie M Chretien Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date				Jan. 01, 2016
Debt Instrument, Periodic Payment, Principal				$ 15,000
Debt Instrument, Periodic Payment, Interest				$ 4,403
Subsequent Event [Member] | A Michael Chertien Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date				Jan. 01, 2016
Debt Instrument, Periodic Payment, Principal				$ 40,415
Debt Instrument, Periodic Payment, Interest				$ 7,053
Subsequent Event [Member] | Taglich Brothers, Inc [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.715
Warrants Issued to Purchase of Common Stock, Shares				131,682
Payment Made To Placement Agent				$ 62,237
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					506,599
Sale of Stock, Price Per Share				$ 0.001
Warrants Issued to Purchase of Common Stock, Shares		141,698
Proceeds From Sale Of Stock During Period					$ 607,919
Debt Conversion, Converted Instrument, Shares Issued		303,639
Subsequent Event [Member] | Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Interest Expense, Debt		$ 113,762
Warrants Issued				30,363
Underwriting Expenses				$ 24,207
Subsequent Event [Member] | Private Placement [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount		135,000
Subsequent Event [Member] | Private Placement [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 35,038